PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consist of the following:

	September 30, 2021	December 31, 2020
Buildings	$13,366	$10,330,767
Machinery, equipment and furniture	45,443	5,830,470
Construction in progress	133,870
Subtotal	192,679	16,161,237
Less: accumulated depreciation	(2,477)	(6,670,042)
Property, plant and equipment, net	$190,202	$9,491,195

Property, plant and equipment, net, consists of the following:

	December 31, 2020	December 31 2019
Buildings	$10,330,767	$9,682,590
Machinery, equipment and furniture	5,830,470	5,464,652
Subtotal	16,161,237	15,147,242
Less: accumulated depreciation	(6,670,042)	(5,279,658)
Property, plant and equipment, net	$9,491,195	$9,867,584